Preferred Shares - Series B (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Series B Preferred Stock
Related Party Transaction [Line Items]
Dividends	$ 0	$ 58,000	$ 0	$ 329,000